[GRAPHIC APPEARS HERE]



PROSPECTUS

AUGUST 1, 2011




Money Market Portfolio
CLASS/TICKER            SERVICE SHARES    CSAXX

...............................................................................

Government & Agency Securities Portfolio
CLASS/TICKER                              SERVICE SHARES    CAGXX

...............................................................................

Tax-Exempt Portfolio
CLASS/TICKER          SERVICE SHARES    CHSXX

...............................................................................

Treasury Portfolio
CLASS/TICKER        PREMIER MONEY MARKET SHARES    ITRXX


As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

TABLE OF CONTENTS




MONEY MARKET PORTFOLIO
Investment Objective...............................  1
Fees and Expenses of the Fund......................  1
Principal Investment Strategy......................  1
Main Risks.........................................  1
Past Performance...................................  2
Management.........................................  2
Purchase and Sale of Fund Shares...................  2
Tax Information....................................  3
Payments to Broker-Dealers and
Other Financial Intermediaries.....................  3
GOVERNMENT & AGENCY SECURITIES
PORTFOLIO
Investment Objective...............................  4
Fees and Expenses of the Fund......................  4
Principal Investment Strategy......................  4
Main Risks.........................................  4
Past Performance...................................  5
Management.........................................  5
Purchase and Sale of Fund Shares...................  5
Tax Information....................................  6
Payments to Broker-Dealers and
Other Financial Intermediaries.....................  6
TAX-EXEMPT PORTFOLIO
Investment Objective...............................  7
Fees and Expenses of the Fund......................  7
Principal Investment Strategy......................  7
Main Risks.........................................  7
Past Performance...................................  8
Management.........................................  9
Purchase and Sale of Fund Shares...................  9
Tax Information....................................  9
Payments to Broker-Dealers and
Other Financial Intermediaries.....................  9


TREASURY PORTFOLIO
Investment Objective............................... 10
Fees and Expenses of the Fund...................... 10
Principal Investment Strategy...................... 10
Main Risks......................................... 10
Past Performance................................... 11
Management......................................... 11
Purchase and Sale of Fund Shares................... 11
Tax Information.................................... 12
Payments to Broker-Dealers and
Other Financial Intermediaries..................... 12
FUND DETAILS
Additional Information About Fund Strategies and
Risks.............................................. 13
Money Market Portfolio............................. 13
Investment Objective............................... 13
Government & Agency Securities Portfolio........... 15
Investment Objective............................... 15
Tax-Exempt Portfolio............................... 16
Investment Objective............................... 16
Treasury Portfolio................................. 18
Investment Objective............................... 18
Other Policies..................................... 20
Who Manages and Oversees the Funds................. 20
Management......................................... 21
INVESTING IN THE FUNDS
Buying and Selling Shares.......................... 22
Financial Intermediary Support Payments............ 22
Policies You Should Know About..................... 23
Policies About Transactions........................ 23
How each Fund Calculates Share Price............... 25
Other Rights We Reserve............................ 26
Understanding Distributions and Taxes.............. 26
FINANCIAL HIGHLIGHTS............................... 28
APPENDIX........................................... 31
Hypothetical Expense Summary....................... 31


-------------------------------------------------------------------------------
YOUR INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY, ENTITY OR PERSON.
-------------------------------------------------------------------------------

MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVE

The fund seeks maximum current income consistent with stability of capital.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares.


SHAREHOLDER FEES

(paid directly from your investment)   None
-------------------------------------- -----

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)


Management fee                            0.16
-------------------------------------     ----
Distribution (12b-1) fees                 0.60
-------------------------------------     ----
Other expenses                            0.29
-------------------------------------     ----
TOTAL ANNUAL FUND OPERATING EXPENSES      1.05
-------------------------------------     ----

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



       1 YEAR    3 YEARS    5 YEARS   10 YEARS
     --------  ---------  ---------  ---------
     $107         $334       $579    $1,283
---  ----         ----       ----    ------

PRINCIPAL INVESTMENT STRATEGY


The fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, which governs the quality, maturity, diversity and liquidity of instruments in which a money fund may invest.


The fund invests in high quality, short-term, US dollar denominated money market instruments, including obligations of US and foreign banks, corporate obligations, US government securities, municipal securities, repurchase agreements and asset backed securities, paying a fixed, variable or floating interest rate.


The fund will normally invest at least 25% of its total assets in bank obligations.


The fund may invest up to 10% of its total assets in other money market mutual funds.


Working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.



MAIN RISKS


There are several risk factors that could reduce the yield you get from the fund, cause the fund's performance to trail that of other investments, or cause you to lose money.


MONEY MARKET FUND RISK. An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed, and if it falls below $1.00 you would lose money. The Advisor is not obligated to take any action to maintain the $1.00 share price. The share price could fall below $1.00 as a result of the actions of one or more large investors in the fund. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could cause the fund's share price to fall below $1.00, as could periods of high redemption pressures and/or illiquid markets.


INTEREST RATE RISK. Rising interest rates could cause the value of the fund's investments - and therefore its share price as well - to decline. Conversely, any decline in interest rates is likely to cause the fund's yield to decline, and during periods of unusually low interest rates, the



                                       1
PROSPECTUS August 1, 2011                               Money Market Portfolio
fund's yield may approach zero. Over time, the total return of a money market fund may not keep pace with inflation, which would result in a net loss of purchasing power for long-term investors.

CREDIT RISK. The fund's performance could be hurt if an issuer of a money market instrument suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation.


SECURITY SELECTION RISK. Although short-term securities are relatively stable investments, it is possible that the securities in which the fund invests will not perform as expected. This could cause the fund's returns to lag behind those of similar money market mutual funds and could result in a decline in share price.


REPURCHASE AGREEMENT RISK. If the party that sells the securities to the fund defaults on its obligation to repurchase them at the agreed-upon time and price, the fund could lose money.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


CONCENTRATION RISK. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting banks or financial institutions will have a significant impact on the fund's performance.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.


FOREIGN INVESTMENT RISK. Foreign investments include certain special risks, such as unfavorable political and legal developments, limited financial information, regulatory risk and economic and financial instability.


PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk. Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. The 7-DAY YIELD, which is often referred to as the "current yield," is the income generated by the fund over a seven-day period. This amount is then annualized, which means that we assume the fund generates the same income every week for a year. For more recent performance figures and the current yield, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.


CALENDAR YEAR TOTAL RETURNS (%) (Service Shares)

Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]





  2001    2002      2003    2004    2005    2006    2007      2008      2009      2010
  3.33    0.73      0.18    0.36    2.27    4.11    4.45      2.07      0.10      0.01




Best Quarter: 1.23%, Q1 2001       Worst Quarter: 0.00%, Q1 2010
Year-to-Date as of 6/30/11: 0.00%

AVERAGE ANNUAL TOTAL RETURNS
(for periods ended 12/31/2010 expressed as a %)


           CLASS          1          5         10
       INCEPTION       YEAR      YEARS      YEARS
     -----------  ---------  ---------  ---------
     12/3/1990        0.01       2.13       1.75
---  ---------        ----       ----       ----

Total returns would have been lower if operating expenses hadn't been reduced.


For more recent performance information, contact the financial services firm from which you obtained this prospectus.



MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT

The minimum initial investment is $1,000 and the minimum investment with an automatic investment plan is $50. The minimum additional investment is $100. However, your financial advisor may set its own minimum investment.



                                       2
PROSPECTUS August 1, 2011                               Money Market Portfolio

TO PLACE ORDERS

The fund is available only through a financial advisor, such as a broker or financial institution. You should contact a representative of your financial advisor for instructions on how to buy or sell fund shares. However, if your shares are registered directly with the fund's transfer agent, you can sell them by sending a written request (with a signature guarantee) to:



TYPE               ADDRESS
-----------------  -----------------------------
REGULAR MAIL
  Exchanges and    DWS Investments
  Redemptions      Attn: Transaction Processing
                   P.O. Box 219151
                   Kansas City, MO 64121-9151


TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


                                       3
PROSPECTUS August 1, 2011                               Money Market Portfolio

GOVERNMENT & AGENCY SECURITIES PORTFOLIO

INVESTMENT OBJECTIVE

The fund seeks to provide maximum current income consistent with stability of capital.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares.


SHAREHOLDER FEES

(paid directly from your investment)   None
-------------------------------------- -----

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)


Management fee                            0.05
-------------------------------------     ----
Distribution (12b-1) fees                 0.60
-------------------------------------     ----
Other expenses                            0.39
-------------------------------------     ----
TOTAL ANNUAL FUND OPERATING EXPENSES      1.04
-------------------------------------     ----

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



       1 YEAR    3 YEARS    5 YEARS   10 YEARS
     --------  ---------  ---------  ---------
     $106         $331       $574    $1,271
---  ----         ----       ----    ------

PRINCIPAL INVESTMENT STRATEGY


The fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, which governs the quality, maturity, diversity and liquidity of instruments in which a money fund may invest.


The fund primarily invests in the following types of investments:


o US Treasury bills, notes, bonds and other obligations issued by the US government, its agencies and instrumentalities. For certain securities the US government guarantees the timely payment of interest and principal, but it does not guarantee the market value of these obligations.

o Repurchase agreements for which the fund buys securities at one price with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

The fund may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates).


Working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.



MAIN RISKS


There are several risk factors that could reduce the yield you get from the fund, cause the fund's performance to trail that of other investments, or cause you to lose money.


MONEY MARKET FUND RISK. An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed, and if it falls below $1.00 you would lose money. The Advisor is not obligated to take any action to maintain the $1.00 share price. The share price could fall below $1.00 as a result of the actions of one or more large investors in the fund. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could cause the fund's share price to fall below $1.00, as could periods of high redemption pressures and/or illiquid markets.


INTEREST RATE RISK. Rising interest rates could cause the value of the fund's investments - and therefore its share price as well - to decline. Conversely, any decline in interest rates is likely to cause the fund's yield to decline,



                                       4
PROSPECTUS August 1, 2011             Government & Agency Securities Portfolio
and during periods of unusually low interest rates, the fund's yield may approach zero. Over time, the total return of a money market fund may not keep pace with inflation, which would result in a net loss of purchasing power for long-term investors.

SECURITY SELECTION RISK. Although short-term securities are relatively stable investments, it is possible that the securities in which the fund invests will not perform as expected. This could cause the fund's returns to lag behind those of similar money market mutual funds and could result in a decline in share price.


REPURCHASE AGREEMENT RISK. If the party that sells the securities to the fund defaults on its obligation to repurchase them at the agreed-upon time and price, the fund could lose money.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


CREDIT RISK. The fund's performance could be hurt if an issuer of a money market instrument suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation.


Some securities issued by US government agencies or instrumentalities are backed by the full faith and credit of the US government. Others are supported only by the credit of that agency or instrumentality. For this latter group, if there is a potential or actual loss of principal and interest on these securities, the US government might provide financial support, but has no obligation to do so.


Because of the rising US government debt burden, it is possible that the US government may not be able to meet its financial obligations or that securities issued by the US government may experience credit downgrades. Such a credit event may also adversely impact the financial markets.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.


PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk. Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. The 7-DAY YIELD, which is often referred to as the "current yield," is the income generated by the fund over a seven-day period. This amount is then annualized, which means that we assume the fund generates the same income every week for a year. For more recent performance figures and the current yield, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.


CALENDAR YEAR TOTAL RETURNS (%) (Service Shares)

Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]





  2001      2002      2003      2004      2005      2006      2007      2008      2009      2010
  3.18      0.77      0.15      0.19      2.23      4.10      4.29      1.56      0.02      0.01




Best Quarter: 1.21%, Q1 2001       Worst Quarter: 0.00%, Q1 2010
Year-to-Date as of 6/30/11: 0.00%

AVERAGE ANNUAL TOTAL RETURNS
(for periods ended 12/31/2010 expressed as a %)


           CLASS          1          5         10
       INCEPTION       YEAR      YEARS      YEARS
     -----------  ---------  ---------  ---------
     12/3/1990        0.01       1.98       1.64
---  ---------        ----       ----       ----

Total returns would have been lower if operating expenses hadn't been reduced.


For more recent performance information, contact the financial services firm from which you obtained this prospectus.



MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT

The minimum initial investment is $1,000 and the minimum investment with an automatic investment plan is $50. The minimum additional investment is $100. However, your financial advisor may set its own minimum investment.



                                       5
PROSPECTUS August 1, 2011             Government & Agency Securities Portfolio

TO PLACE ORDERS

The fund is available only through a financial advisor, such as a broker or financial institution. You should contact a representative of your financial advisor for instructions on how to buy or sell fund shares. However, if your shares are registered directly with the fund's transfer agent, you can sell them by sending a written request (with a signature guarantee) to:



TYPE               ADDRESS
-----------------  -----------------------------
REGULAR MAIL
  Exchanges and    DWS Investments
  Redemptions      Attn: Transaction Processing
                   P.O. Box 219151
                   Kansas City, MO 64121-9151


TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


                                       6
PROSPECTUS August 1, 2011             Government & Agency Securities Portfolio

TAX-EXEMPT PORTFOLIO

INVESTMENT OBJECTIVE

The fund seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares.


SHAREHOLDER FEES

(paid directly from your investment)   None
-------------------------------------- -----

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)


Management fee                            0.06
-------------------------------------     ----
Distribution (12b-1) fees                 0.60
-------------------------------------     ----
Other expenses                            0.38
-------------------------------------     ----
TOTAL ANNUAL FUND OPERATING EXPENSES      1.04
-------------------------------------     ----

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



       1 YEAR    3 YEARS    5 YEARS   10 YEARS
     --------  ---------  ---------  ---------
     $106         $331       $574    $1,271
---  ----         ----       ----    ------

PRINCIPAL INVESTMENT STRATEGY


The fund normally invests at least 80% of its net assets in municipal securities, the income from which is free from regular federal income tax and alternative minimum tax (AMT). This policy is fundamental and may not be changed without shareholder approval.


The fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, which governs the quality, maturity, diversity and liquidity of instruments in which a money fund may invest.


The fund may invest in municipal trust securities (MTRs), general obligation and revenue notes and bonds, municipal obligations backed by third parties and other municipal instruments paying a fixed, variable or floating interest rate.



The fund is designed for investors in a moderate to high tax bracket who are interested in federal tax-free income along with the liquidity and stability that a money fund is designed to offer.


Working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.



MAIN RISKS


There are several risk factors that could reduce the yield you get from the fund, cause the fund's performance to trail that of other investments, or cause you to lose money.


MONEY MARKET FUND RISK. An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed, and if it falls below $1.00 you would lose money. The Advisor is not obligated to take any action to maintain the $1.00 share price. The share price could fall below $1.00 as a result of the actions of one or more large investors in the fund. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could cause the fund's share price to fall below $1.00, as could periods of high redemption pressures and/or illiquid markets.



                                       7
PROSPECTUS August 1, 2011                                 Tax-Exempt Portfolio

INTEREST RATE RISK. Rising interest rates could cause the value of the fund's investments - and therefore its share price as well - to decline. Conversely, any decline in interest rates is likely to cause the fund's yield to decline, and during periods of unusually low interest rates, the fund's yield may approach zero. Over time, the total return of a money market fund may not keep pace with inflation, which would result in a net loss of purchasing power for long-term investors.


CREDIT RISK. The fund's performance could be hurt if an issuer of a money market instrument suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation.


MUNICIPAL SECURITIES RISK. The fund will be impacted by events in the municipal securities market. Negative events, such as severe fiscal difficulties, an economic downturn, unfavorable legislation, court rulings or political developments, or reduced monetary support from the federal government could hurt fund performance.


SECURITY SELECTION RISK. Although short-term securities are relatively stable investments, it is possible that the securities in which the fund invests will not perform as expected. This could cause the fund's returns to lag behind those of similar money market mutual funds and could result in a decline in share price.


MUNICIPAL TRUST RECEIPTS RISK. The fund's investment in MTRs is subject to similar risks as other investments in debt obligations, including interest rate risk, credit risk and security selection risk. Additionally, investments in MTRs raise certain tax issues that may not be presented by direct investments in municipal bonds. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the fund.


TAX RISK. Any distributions to shareholders that represent income from taxable securities will generally be taxable as ordinary income at both the state and federal levels, while other distributions, such as capital gains, are taxable to the same extent they would be for any mutual fund. New federal or state governmental action could adversely affect the tax-exempt status of securities held by the fund, resulting in higher tax liability for shareholders and potentially hurting fund performance as well.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.



PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk. Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. The 7-DAY YIELD, which is often referred to as the "current yield," is the income generated by the fund over a seven-day period. This amount is then annualized, which means that we assume the fund generates the same income every week for a year. For more recent performance figures and the current yield, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.


Performance prior to class inception is based on the performance of the fund's DWS Tax-Exempt Cash Institutional Shares, adjusted to reflect the higher expenses of Service Shares. DWS Tax-Exempt Cash Institutional Shares are offered in a separate prospectus.


CALENDAR YEAR TOTAL RETURNS (%) (Service Shares)

Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]





  2001      2002      2003    2004    2005      2006      2007      2008      2009      2010
  1.88      0.45      0.10    0.26    1.44      2.47      2.70      1.38      0.02      0.01




Best Quarter: 0.70%, Q2 2007       Worst Quarter: 0.00%, Q3 2003
Year-to-Date as of 6/30/11: 0.00%

AVERAGE ANNUAL TOTAL RETURNS
(for periods ended 12/31/2010 expressed as a %)


           CLASS          1          5         10
       INCEPTION       YEAR      YEARS      YEARS
     -----------  ---------  ---------  ---------
     5/13/2005        0.01       1.31       1.07
---  ---------        ----       ----       ----

Total returns would have been lower if operating expenses hadn't been reduced.


For more recent performance information, contact the financial services firm from which you obtained this prospectus.



                                       8
PROSPECTUS August 1, 2011                                 Tax-Exempt Portfolio

MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT

The minimum initial investment is $1,000 and the minimum investment with an automatic investment plan is $50. The minimum additional investment is $100. However, your financial advisor may set its own minimum investment.


TO PLACE ORDERS

The fund is available only through a financial advisor, such as a broker or financial institution. You should contact a representative of your financial advisor for instructions on how to buy or sell fund shares. However, if your shares are registered directly with the fund's transfer agent, you can sell them by sending a written request (with a signature guarantee) to:



TYPE               ADDRESS
-----------------  -----------------------------
REGULAR MAIL
  Exchanges and    DWS Investments
  Redemptions      Attn: Transaction Processing
                   P.O. Box 219151
                   Kansas City, MO 64121-9151


TAX INFORMATION


The fund's distributions are generally exempt from regular federal income tax. A portion of the fund's dividends may be subject to federal income tax, including the federal alternative minimum tax.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


                                       9
PROSPECTUS August 1, 2011                                 Tax-Exempt Portfolio

TREASURY PORTFOLIO

INVESTMENT OBJECTIVE

The fund seeks to provide maximum current income consistent with stability of capital.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares.


SHAREHOLDER FEES

(paid directly from your investment)   None
-------------------------------------- -----

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)


Management fee                            0.05
-------------------------------------     ----
Distribution/Service (12b-1) fees         0.25
-------------------------------------     ----
Other expenses                            0.60
-------------------------------------     ----
TOTAL ANNUAL FUND OPERATING EXPENSES      0.90
-------------------------------------     ----

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



       1 YEAR    3 YEARS    5 YEARS   10 YEARS
     --------  ---------  ---------  ---------
     $92          $287       $498    $1,108
---  ---          ----       ----    ------

PRINCIPAL INVESTMENT STRATEGY


The fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, which governs the quality, maturity, diversity and liquidity of instruments in which a money fund may invest.


The fund pursues its objective by investing in short-term US Treasury securities paying a fixed, variable or floating interest rate and in repurchase agreements backed by US Treasury securities. The timely payment of principal and interest on US Treasury securities is guaranteed by the full faith and credit of the US government.


Working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.



MAIN RISKS


There are several risk factors that could reduce the yield you get from the fund, cause the fund's performance to trail that of other investments, or cause you to lose money.


MONEY MARKET FUND RISK. An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed, and if it falls below $1.00 you would lose money. The Advisor is not obligated to take any action to maintain the $1.00 share price. The share price could fall below $1.00 as a result of the actions of one or more large investors in the fund. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could cause the fund's share price to fall below $1.00, as could periods of high redemption pressures and/or illiquid markets.


INTEREST RATE RISK. Rising interest rates could cause the value of the fund's investments - and therefore its share price as well - to decline. Conversely, any decline in interest rates is likely to cause the fund's yield to decline, and during periods of unusually low interest rates, the fund's yield may approach zero. Over time, the total return of a money market fund may not keep pace with inflation, which would result in a net loss of purchasing power for long-term investors.



                                       10
PROSPECTUS August 1, 2011                                   Treasury Portfolio

SECURITY SELECTION RISK. Although short-term securities are relatively stable investments, it is possible that the securities in which the fund invests will not perform as expected. This could cause the fund's returns to lag behind those of similar money market mutual funds and could result in a decline in share price.


REPURCHASE AGREEMENT RISK. If the party that sells the securities to the fund defaults on its obligation to repurchase them at the agreed-upon time and price, the fund could lose money.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.


CREDIT RISK. The fund's performance could be hurt if an issuer of a money market instrument suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation.


Because of the rising US government debt burden, it is possible that the US government may not be able to meet its financial obligations or that securities issued by the US government may experience credit downgrades. Such a credit event may also adversely impact the financial markets.



PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk. Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. The 7-DAY YIELD, which is often referred to as the "current yield," is the income generated by the fund over a seven-day period. This amount is then annualized, which means that we assume the fund generates the same income every week for a year. For more recent performance figures and the current yield, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.


CALENDAR YEAR TOTAL RETURNS (%) (Premier Money Market Shares)

Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]





  2001      2002      2003      2004    2005    2006    2007      2008      2009      2010
  2.98      0.82      0.21      0.36    2.19    4.04    4.02      1.09      0.03      0.01




Best Quarter: 1.21%, Q1 2001       Worst Quarter: 0.00%, Q1 2010
Year-to-Date as of 6/30/11: 0.00%

AVERAGE ANNUAL TOTAL RETURNS
(for periods ended 12/31/2010 expressed as a %)


           CLASS          1          5         10
       INCEPTION       YEAR      YEARS      YEARS
     -----------  ---------  ---------  ---------
     4/28/2000        0.01       1.82       1.56
---  ---------        ----       ----       ----

Total returns would have been lower if operating expenses hadn't been reduced.


For more recent performance information, contact the financial services firm from which you obtained this prospectus.



MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT

The minimum initial investment is $1,000 and the minimum investment with an automatic investment plan is $50. The minimum additional investment is $100. However, your financial advisor may set its own minimum investment.


TO PLACE ORDERS

The fund is available only through a financial advisor, such as a broker or financial institution. You should contact a representative of your financial advisor for instructions on how to buy or sell fund shares. However, if your shares are registered directly with the fund's transfer agent, you can sell them by sending a written request (with a signature guarantee) to:



TYPE               ADDRESS
-----------------  -----------------------------
REGULAR MAIL
  Exchanges and    DWS Investments
  Redemptions      Attn: Transaction Processing
                   P.O. Box 219151
                   Kansas City, MO 64121-9151



                                       11
PROSPECTUS August 1, 2011                                   Treasury Portfolio

TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


                                       12
PROSPECTUS August 1, 2011                                   Treasury Portfolio

FUND DETAILS

ADDITIONAL INFORMATION ABOUT FUND STRATEGIES AND RISKS

--------------------------------------------------------------------------------
 Money Market Portfolio



INVESTMENT OBJECTIVE


The fund seeks maximum current income consistent with stability of capital.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. The fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. The fund follows policies designed to maintain a stable share price:

o Fund securities are denominated in US dollars and have remaining maturities of 12 months or less at the time of purchase. The fund may invest in securities that have certain maturity shortening features (such as interest rate resets and demand features) that have the effect of reducing their maturities to 12 months or less at the time of purchase.

o The fund maintains a dollar-weighted average maturity of (i) 60 days or less and (ii) 120 days or less determined without regard to interest rate resets.

o  The fund maintains certain minimum liquidity standards such that:

   - the fund may not purchase a security other than a security offering daily liquidity if, immediately after purchase, the fund would have invested less than 10% of its total assets in securities offering daily liquidity (includes securities that mature or are subject to demand within one business day, cash or direct U.S. Government obligations);
   - the fund may not purchase a security other than a security offering weekly liquidity if, immediately after purchase, the fund would have invested less than 30% of its total assets in securities offering weekly liquidity (includes securities that mature or are subject to demand within five business days, cash, direct U.S. Government obligations and Government agency discount notes with remaining maturities of 60 days or less); and

   - the fund may not purchase an illiquid security if, immediately after purchase, the fund would have invested more than 5% of its total assets in illiquid securities (securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the market value ascribed to them by the fund).
Although the fund seeks to maintain a stable $1.00 share price, you could lose money by investing in the fund. All money market instruments can change in value when interest rates or an issuer's creditworthiness change.


The fund invests in high quality, short-term, US dollar denominated money market instruments paying a fixed, variable or floating interest rate. These include:

o Debt obligations issued by US and foreign banks, financial institutions, corporations, municipalities or other entities, including certificates of deposit, euro-time deposits, commercial paper (including asset-backed commercial paper), notes, funding agreements and US government securities. Securities that do not satisfy the maturity restrictions for a money market fund may be specifically structured so that they are eligible investments for money market funds. For example, some securities have features which have the effect of shortening the security's maturity.

o US government securities that are issued or guaranteed by the US Treasury, or by agencies or instrumentalities of the US government.

o Repurchase agreements, which are agreements to buy securities at one price, with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

o Asset-backed securities, which are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets. Payments on asset-backed securities generally consist of interest and/or principal.

The fund will normally invest at least 25% of its total assets in bank obligations.


The fund may invest up to 10% of its total assets in other money market mutual funds.



                                       13
PROSPECTUS August 1, 2011                                         Fund Details

MANAGEMENT PROCESS. The fund pursues its objective by investing exclusively in high quality short-term securities, as well as certain repurchase agreements that are backed by high-quality securities.


The fund buys US Government debt obligations, money market instruments and other debt obligations that the Advisor determines present minimal credit risks and that at the time of purchase:

o have received one of the two highest short-term ratings from two nationally recognized statistical rating organizations (NRSROs) or one NRSRO if that NRSRO is the only NRSRO that rates such obligations; or

o have no short-term rating, but are deemed by the Advisor to be of comparable quality to a security that has received a rating in one of the two highest short-term categories; provided that, if the security has a long-term rating, it must be rated in one of the top three highest long-term rating categories by two NRSROs or one NRSRO if that NRSRO is the only NRSRO that rates such obligation; and

o do not result in the fund holding more than 3% of its total assets in second tier securities (which are otherwise eligible securities that do not have the requisite ratings in the highest short-term rating category or, if unrated, are not deemed by the Advisor to be comparable to that category), provided the fund will not purchase a second tier security with a remaining maturity greater than 45 days.

Working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.


Portfolio management may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.



MAIN RISKS


There are several risk factors that could reduce the yield you get from the fund, cause the fund's performance to trail that of other investments, or cause you to lose money.


MONEY MARKET FUND RISK. An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed, and if it falls below $1.00 you would lose money. The Advisor is not obligated to take any action to maintain the $1.00 share price. The share price could fall below $1.00 as a result of the actions of one or more large investors in the fund. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could cause the fund's share price to fall below $1.00, as could periods of high redemption pressures and/or illiquid markets.


INTEREST RATE RISK. Rising interest rates could cause the value of the fund's investments - and therefore its share price as well - to decline. Conversely, any decline in interest rates is likely to cause the fund's yield to decline, and during periods of unusually low interest rates, the fund's yield may approach zero. Over time, the total return of a money market fund may not keep pace with inflation, which would result in a net loss of purchasing power for long-term investors.


CREDIT RISK. The fund's performance could be hurt if an issuer of a money market instrument suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation.


For money market instruments that rely on third-party guarantors to support their credit quality, the same risks may apply if the financial condition of the guarantor deteriorates or the guarantor ceases insuring money market instruments. Because guarantors may insure many types of debt obligations, including subprime mortgage bonds and other high-risk bonds, their financial condition could deteriorate as a result of events that have little or no connection to securities owned by the fund.


Some securities issued by US government agencies or instrumentalities are backed by the full faith and credit of the US government. Others are supported only by the credit of that agency or instrumentality. For this latter group, if there is a potential or actual loss of principal and interest on these securities, the US government might provide financial support, but has no obligation to do so.


Because of the rising US government debt burden, it is possible that the US government may not be able to meet its financial obligations or that securities issued by the US government may experience credit downgrades. Such a credit event may also adversely impact the financial markets.


SECURITY SELECTION RISK. Although short-term securities are relatively stable investments, it is possible that the securities in which the fund invests will not perform as expected. This could cause the fund's returns to lag behind those of similar money market mutual funds and could result in a decline in share price.


REPURCHASE AGREEMENT RISK. If the party that sells the securities to the fund defaults on its obligation to repurchase them at the agreed-upon time and price, the fund could lose money.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to



                                       14
PROSPECTUS August 1, 2011                                         Fund Details
honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

CONCENTRATION RISK. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting banks or financial institutions will have a significant impact on the fund's performance.


In particular, banks and other financial institutions are highly dependent on short-term interest rates and can be adversely affected by downturns in the US and foreign economies or changes in banking regulations.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.


FOREIGN INVESTMENT RISK. Foreign investments include certain special risks, such as unfavorable political and legal developments, limited financial information, regulatory risk and economic and financial instability.


MUNICIPAL SECURITIES RISK. The fund will be impacted by events in the municipal securities market. Negative events, such as severe fiscal difficulties, an economic downturn, unfavorable legislation, court rulings or political developments, or reduced monetary support from the federal government could hurt fund performance.

--------------------------------------------------------------------------------
 Government & Agency Securities Portfolio



INVESTMENT OBJECTIVE


The fund seeks to provide maximum current income consistent with stability of capital.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. The fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. The fund follows policies designed to maintain a stable share price:

o Fund securities are denominated in US dollars and have remaining maturities of 397 days (about 13 months) or less at the time of purchase. The fund may invest in securities that have certain maturity shortening features (such as interest rate resets and demand features) that have the effect of reducing their maturities to 397 days or less at the time of purchase.


o The fund maintains a dollar-weighted average maturity of (i) 60 days or less and (ii) 120 days or less determined without regard to interest rate resets.

o  The fund maintains certain minimum liquidity standards such that:

   - the fund may not purchase a security other than a security offering daily liquidity if, immediately after purchase, the fund would have invested less than 10% of its total assets in securities offering daily liquidity (includes securities that mature or are subject to demand within one business day, cash or direct U.S. Government obligations);
   - the fund may not purchase a security other than a security offering weekly liquidity if, immediately after purchase, the fund would have invested less than 30% of its total assets in securities offering weekly liquidity (includes securities that mature or are subject to demand within five business days, cash, direct U.S. Government obligations and Government agency discount notes with remaining maturities of 60 days or less); and
   - the fund may not purchase an illiquid security if, immediately after purchase, the fund would have invested more than 5% of its total assets in illiquid securities (securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the market value ascribed to them by the fund).
Although the fund seeks to maintain a stable $1.00 share price, you could lose money by investing in the fund. All money market instruments can change in value when interest rates or an issuer's creditworthiness change.


The fund primarily invests in the following types of investments:

o US Treasury bills, notes, bonds and other obligations issued by the US government, its agencies and instrumentalities. For certain securities the US government guarantees the timely payment of interest and principal, but it does not guarantee the market value of these obligations.

o Repurchase agreements for which the fund buys securities at one price with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

The fund may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates).


MANAGEMENT PROCESS. The fund pursues its objective by investing in US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities and repurchase agreements backed by these securities. The Board will provide shareholders with at least 60 days' notice prior to making any changes to the fund's policy of investing exclusively in these securities.



                                       15
PROSPECTUS August 1, 2011                                         Fund Details

Working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.


Portfolio management may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.



MAIN RISKS


There are several risk factors that could reduce the yield you get from the fund, cause the fund's performance to trail that of other investments, or cause you to lose money.


MONEY MARKET FUND RISK. An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed, and if it falls below $1.00 you would lose money. The Advisor is not obligated to take any action to maintain the $1.00 share price. The share price could fall below $1.00 as a result of the actions of one or more large investors in the fund. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could cause the fund's share price to fall below $1.00, as could periods of high redemption pressures and/or illiquid markets.


INTEREST RATE RISK. Rising interest rates could cause the value of the fund's investments - and therefore its share price as well - to decline. Conversely, any decline in interest rates is likely to cause the fund's yield to decline, and during periods of unusually low interest rates, the fund's yield may approach zero. Over time, the total return of a money market fund may not keep pace with inflation, which would result in a net loss of purchasing power for long-term investors.


SECURITY SELECTION RISK. Although short-term securities are relatively stable investments, it is possible that the securities in which the fund invests will not perform as expected. This could cause the fund's returns to lag behind those of similar money market mutual funds and could result in a decline in share price.


REPURCHASE AGREEMENT RISK. If the party that sells the securities to the fund defaults on its obligation to repurchase them at the agreed-upon time and price, the fund could lose money.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


CREDIT RISK. The fund's performance could be hurt if an issuer of a money market instrument suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation.


Some securities issued by US government agencies or instrumentalities are backed by the full faith and credit of the US government. Others are supported only by the credit of that agency or instrumentality. For this latter group, if there is a potential or actual loss of principal and interest on these securities, the US government might provide financial support, but has no obligation to do so.


Because of the rising US government debt burden, it is possible that the US government may not be able to meet its financial obligations or that securities issued by the US government may experience credit downgrades. Such a credit event may also adversely impact the financial markets.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

--------------------------------------------------------------------------------
 Tax-Exempt Portfolio



INVESTMENT OBJECTIVE


The fund seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. The fund normally invests at least 80% of its net assets in municipal securities, the income from which is free from regular federal income tax and alternative minimum tax (AMT). This policy is fundamental and may not be changed without shareholder approval.


The fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. The fund follows policies designed to maintain a stable share price:



                                       16
PROSPECTUS August 1, 2011                                         Fund Details

o Fund securities are denominated in US dollars and have remaining maturities of 397 days (about 13 months) or less at the time of purchase. The fund may invest in securities that have certain maturity shortening features (such as interest rate resets and demand features) that have the effect of reducing their maturities to 397 days or less at the time of purchase.

o The fund maintains a dollar-weighted average maturity of (i) 60 days or less and (ii) 120 days or less determined without regard to interest rate resets.

o  The fund maintains certain minimum liquidity standards such that:

   - the fund may not purchase a security other than a security offering weekly liquidity if, immediately after purchase, the fund would have invested less than 30% of its total assets in securities offering weekly liquidity (includes securities that mature or are subject to demand within five business days, cash, direct U.S. Government obligations and Government agency discount notes with remaining maturities of 60 days or less); and
   - the fund may not purchase an illiquid security if, immediately after purchase, the fund would have invested more than 5% of its total assets in illiquid securities (securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the market value ascribed to them by the fund).
Although the fund seeks to maintain a stable $1.00 share price, you could lose money by investing in the fund. All money market instruments can change in value when interest rates or an issuer's creditworthiness change.


The fund primarily invests in the following types of investments:

o Municipal trust receipts (MTRs), also called municipal asset-backed securities, synthetic short-term derivatives, floating rate trust certificates, or municipal securities trust receipts. MTRs are trusts that hold municipal securities and that offer purchasers (such as the fund) a conditional right to sell their interest in the underlying securities to a financial institution at par value plus accrued interest. The fund may invest up to 50% of its net assets in MTRs, as well as an additional 10% of net assets on a temporary basis to manage inflows into the fund.

o General obligation notes and bonds, which an issuer backs with its full faith and credit (taxing power).

o Revenue notes and bonds, which are payable from specific revenue sources. These are often tied to the public works projects the bonds are financing, but are not generally backed by the issuer's taxing power.

o Tax-exempt commercial paper, which is tax-exempt debt of borrowers that typically matures in 270 days or less.

o Short-term municipal notes, such as tax anticipation notes, that are issued in anticipation of the receipt of tax revenues.


o Municipal obligations backed by letters of credit (a document issued by a bank guaranteeing the issuer's payments for a stated amount), general bank guarantees or municipal bond insurance.

o Floating rate bonds, whose interest rates vary with changes in specified market rates or indices. The fund may invest in high quality floating rate bonds with maturities of one year or more if it has the right to sell them back at their face value within 397 days of purchase.

o Tax-exempt private activity bonds, which are revenue bonds that finance non-governmental activities, such as private industry construction and which meet certain tax law requirements.

o Securities of other investment companies, including variable rate demand preferred securities of closed-end investment companies that are eligible for purchase by money market funds (generally, because such preferred securities are structured as unconditional demand instruments with a third party demand provider, i.e., guarantor).

MANAGEMENT PROCESS. The fund pursues its objective by investing in high quality, short-term municipal obligations.


The fund is designed for investors in a moderate to high tax bracket who are interested in federal tax-free income along with the liquidity and stability that a money fund is designed to offer.


The fund buys short-term municipal obligations that the Advisor determines present minimal credit risks and that at the time of purchase:

o have received one of the two highest short-term ratings from two nationally recognized statistical rating organizations (NRSROs) or one NRSRO if that NRSRO is the only NRSRO that rates such obligations; or

o have no short-term rating, but are deemed by the Advisor to be of comparable quality to a security that has received a rating in one of the two highest short-term categories; provided that, if the security has a long-term rating, it must be rated in one of the top three highest long-term rating categories by two NRSROs or one NRSRO if that NRSRO is the only NRSRO that rates such obligation; and

o do not result in the fund holding more than 3% of its total assets in second tier securities (which are otherwise eligible securities that do not have the requisite ratings in the highest short-term rating category or, if unrated, are not deemed by the Advisor to be comparable to that category), provided the fund will not purchase a second tier security with a remaining maturity greater than 45 days.

Working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.



                                       17
PROSPECTUS August 1, 2011                                         Fund Details

Portfolio management may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.



MAIN RISKS


There are several risk factors that could reduce the yield you get from the fund, cause the fund's performance to trail that of other investments, or cause you to lose money.


MONEY MARKET FUND RISK. An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed, and if it falls below $1.00 you would lose money. The Advisor is not obligated to take any action to maintain the $1.00 share price. The share price could fall below $1.00 as a result of the actions of one or more large investors in the fund. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could cause the fund's share price to fall below $1.00, as could periods of high redemption pressures and/or illiquid markets.


INTEREST RATE RISK. Rising interest rates could cause the value of the fund's investments - and therefore its share price as well - to decline. Conversely, any decline in interest rates is likely to cause the fund's yield to decline, and during periods of unusually low interest rates, the fund's yield may approach zero. Over time, the total return of a money market fund may not keep pace with inflation, which would result in a net loss of purchasing power for long-term investors.


CREDIT RISK. The fund's performance could be hurt if an issuer of a money market instrument suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation.


For money market instruments that rely on third-party guarantors to support their credit quality, the same risks may apply if the financial condition of the guarantor deteriorates or the guarantor ceases insuring money market instruments. Because guarantors may insure many types of bonds, including subprime mortgage bonds and other high-risk bonds, their financial condition could deteriorate as a result of events that have little or no connection to securities owned by the fund.


MUNICIPAL SECURITIES RISK. The fund will be impacted by events in the municipal securities market. Negative events, such as severe fiscal difficulties, an economic downturn, unfavorable legislation, court rulings or political developments, or reduced monetary support from the federal government could hurt fund performance.


SECURITY SELECTION RISK. Although short-term securities are relatively stable investments, it is possible that the securities in which the fund invests will not perform as expected. This could cause the fund's returns to lag behind those of similar money market mutual funds and could result in a decline in share price.


MUNICIPAL TRUST RECEIPTS RISK. The fund's investment in MTRs is subject to similar risks as other investments in debt obligations, including interest rate risk, credit risk and security selection risk. Additionally, investments in MTRs raise certain tax issues that may not be presented by direct investments in municipal bonds. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the fund.


TAX RISK. Any distributions to shareholders that represent income from taxable securities will generally be taxable as ordinary income at both the state and federal levels, while other distributions, such as capital gains, are taxable to the same extent they would be for any mutual fund. New federal or state governmental action could adversely affect the tax-exempt status of securities held by the fund, resulting in higher tax liability for shareholders and potentially hurting fund performance as well.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

--------------------------------------------------------------------------------
 Treasury Portfolio



INVESTMENT OBJECTIVE


The fund seeks to provide maximum current income consistent with stability of capital.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. The fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. The fund follows policies designed to maintain a stable share price:



                                       18
PROSPECTUS August 1, 2011                                         Fund Details

o Fund securities are denominated in US dollars and have remaining maturities of 397 days (about 13 months) or less at the time of purchase. The fund may invest in securities that have certain maturity shortening features (such as interest rate resets and demand features) that have the effect of reducing their maturities to 397 days or less at the time of purchase.

o The fund maintains a dollar-weighted average maturity of (i) 60 days or less and (ii) 120 days or less determined without regard to interest rate resets.

o  The fund maintains certain minimum liquidity standards such that:

   - the fund may not purchase a security other than a security offering daily liquidity if, immediately after purchase, the fund would have invested less than 10% of its total assets in securities offering daily liquidity (includes securities that mature or are subject to demand within one business day, cash or direct U.S. Government obligations);
   - the fund may not purchase a security other than a security offering weekly liquidity if, immediately after purchase, the fund would have invested less than 30% of its total assets in securities offering weekly liquidity (includes securities that mature or are subject to demand within five business days, cash and direct U.S. Government obligations); and
   - the fund may not purchase an illiquid security if, immediately after purchase, the fund would have invested more than 5% of its total assets in illiquid securities (securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the market value ascribed to them by the fund).
Although the fund seeks to maintain a stable $1.00 share price, you could lose money by investing in the fund. All money market instruments can change in value when interest rates or an issuer's creditworthiness change.


The fund invests in the following types of investments:

o US Treasury obligations, either directly or through repurchase agreements. In a repurchase agreement, the portfolio buys securities at one price with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

MANAGEMENT PROCESS. The fund pursues its objective by investing in short-term US Treasury securities paying a fixed, variable or floating interest rate and in repurchase agreements backed by US Treasury securities. The timely payment of principal and interest on these securities is guaranteed by the full faith and credit of the US government. The Board will provide shareholders with at least 60 days' notice prior to making any changes to the fund's policy of investing exclusively in these securities.


Working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.


Portfolio management may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.



MAIN RISKS


There are several risk factors that could reduce the yield you get from the fund, cause the fund's performance to trail that of other investments, or cause you to lose money.


MONEY MARKET FUND RISK. An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed, and if it falls below $1.00 you would lose money. The Advisor is not obligated to take any action to maintain the $1.00 share price. The share price could fall below $1.00 as a result of the actions of one or more large investors in the fund. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could cause the fund's share price to fall below $1.00, as could periods of high redemption pressures and/or illiquid markets.


INTEREST RATE RISK. Rising interest rates could cause the value of the fund's investments - and therefore its share price as well - to decline. Conversely, any decline in interest rates is likely to cause the fund's yield to decline, and during periods of unusually low interest rates, the fund's yield may approach zero. Over time, the total return of a money market fund may not keep pace with inflation, which would result in a net loss of purchasing power for long-term investors.


SECURITY SELECTION RISK. Although short-term securities are relatively stable investments, it is possible that the securities in which the fund invests will not perform as expected. This could cause the fund's returns to lag behind those of similar money market mutual funds and could result in a decline in share price.


REPURCHASE AGREEMENT RISK. If the party that sells the securities to the fund defaults on its obligation to repurchase them at the agreed-upon time and price, the fund could lose money.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.



                                       19
PROSPECTUS August 1, 2011                                         Fund Details

PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.


CREDIT RISK. The fund's performance could be hurt if an issuer of a money market instrument suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation.


Because of the rising US government debt burden, it is possible that the US government may not be able to meet its financial obligations or that securities issued by the US government may experience credit downgrades. Such a credit event may also adversely impact the financial markets.



OTHER POLICIES


Although major changes tend to be infrequent, for Government & Agency Securities Portfolio, Tax-Exempt Portfolio and Treasury Portfolio, a fund's Board could change the fund's investment objective without shareholder approval. Shareholders of Money Market Portfolio must approve any change to the fund's investment objective and policies, except for those policies designated as nonfundamental and except for policies adopted in order to comply with new regulatory requirements.


The following is applicable to Tax-Exempt Portfolio only. For temporary defensive purposes or when acceptable short-term municipal securities are not available, more than 20% of the fund's assets may be held in cash or invested in short-term taxable instruments, including obligations of the US Government, its agencies or instrumentalities, other short-term high quality rated debt securities or, if unrated, determined to be of comparable quality in the opinion of the Advisor, commercial paper, bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances, and repurchase agreements. Short-term investments may also include shares of money market mutual funds. To the extent the fund invests in such instruments, the fund will not be pursuing its investment objective. However, portfolio management may choose not to use these strategies for various reasons, even in volatile market conditions.


FOR MORE INFORMATION

This prospectus doesn't tell you about every policy or risk of investing in each fund.


If you want more information on each fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).


Keep in mind that there is no assurance that a fund will achieve its objective.



A schedule of each fund's portfolio holdings, including information required by applicable regulations, is posted once each month on www.dws-investments.com (the Web site does not form a part of this prospectus). Portfolio holdings as of each month-end are posted to the Web site within five business days of the date of the applicable portfolio holdings information. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com. The posted portfolio holdings information is available by fund and generally remains accessible for a period of not less than six months. Each fund also may post on the Web site, on the same or a more frequent basis, various depictions of portfolio characteristics such as the allocation of the portfolio across various security types, market sectors and sub-sectors and maturities and risk characteristics of the portfolio. Each fund's Statement of Additional Information includes a description of a fund's policies and procedures with respect to the disclosure of a fund's portfolio holdings.



WHO MANAGES AND OVERSEES THE FUNDS


THE INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), with headquarters at 345 Park Avenue, New York, NY 10154, is the investment advisor for each fund. Under the oversight of the Board, the Advisor makes investment decisions, buys and sells securities for each fund and conducts research that leads to these purchase and sale decisions. The Advisor is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance. The Advisor and its predecessors have more than 80 years of experience managing mutual funds and provide a full range of global investment advisory services to institutional and retail clients.


DWS Investments is part of the Asset Management division of Deutsche Bank AG and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, DIMA and DWS Trust Company. DWS Investments is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that



                                       20
PROSPECTUS August 1, 2011                                         Fund Details
reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

MANAGEMENT FEE. The Advisor receives a management fee from each fund. Below are the actual rates paid by each fund for the most recent fiscal year, as a percentage of each fund's average daily net assets.



FUND NAME                            FEE PAID
----------------------------  ---------------
Money Market Portfolio              0.16%
----------------------------        ----
Government & Agency Securi-
ties Portfolio                      0.04%(*)
----------------------------        ----
Tax-Exempt Portfolio                0.06%
----------------------------        ----
Treasury Portfolio                  0.05%
----------------------------        ----

* Reflecting the effect of expense limitations and/or fee waivers then in effect.
The management fee for Government & Agency Securities Portfolio, Money Market Portfolio and Tax-Exempt Portfolio, each a series of Cash Account Trust, is computed based on the combined average daily net assets of the funds and allocated among each fund based upon the relative net assets of each fund.

The Advisor has agreed to reduce its management fee such that after allocation of the fee to each series of Cash Account Trust, the amount payable by Cash Account Trust - Government & Agency Securities Portfolio will be limited to 0.050% of the average daily net assets of Cash Account Trust - Government & Agency Securities Portfolio.


A discussion regarding the basis for the Board's approval of each fund's investment management agreement is contained in the most recent shareholder report for the semiannual period ended October 31 (September 30 for Treasury Portfolio) (see "Shareholder reports" on the back cover).


Under a separate administrative services agreement between Government & Agency Securities Portfolio, Tax-Exempt Portfolio and Treasury Portfolio and the Advisor, each fund pays the Advisor a fee of 0.10% for providing most of each fund's administrative services. The administrative services fee discussed above is included in the fees and expenses table under "Other expenses." Under its investment management agreement, Money Market Portfolio pays the Advisor for providing most of its administrative services.


MULTI-MANAGER STRUCTURE. The Advisor, subject to the approval of the Board, has ultimate responsibility to recommend the hiring, termination and replacement of subadvisors. Each fund and the Advisor have received an order from the SEC that allows each fund and the Advisor to utilize a multi-manager structure in managing each fund's assets. Pursuant to the SEC order, the Advisor, with the approval of each fund's Board, is permitted to select subadvisors that are not affiliates of the Advisor ("non-affiliated subadvisors") to manage all or a portion of each fund's assets without obtaining shareholder approval. The Advisor also has the discretion to terminate any subadvisor and allocate and reallocate each fund's assets among any non-affiliated subadvisors. The SEC order also permits the Advisor, subject to the approval of the Board, to materially amend an existing subadvisory agreement with a non-affiliated subadvisor without shareholder approval. Each fund and the Advisor are subject to the conditions imposed by the SEC order, including the condition that within 90 days of hiring of a new non-affiliated subadvisor, each fund will provide shareholders with an information statement containing information about the new non-affiliated subadvisor. Money Market Portfolio cannot rely on the SEC order until shareholders have approved the operation of the fund in the manner described in this paragraph.


Each fund and the Advisor have also filed an exemptive application with the SEC requesting an order that would extend the relief granted with respect to non-affiliated subadvisors to certain subadvisors that are affiliates of the Advisor ("affiliated subadvisors"). If such relief is granted by the SEC, the Advisor, with the approval of each fund's Board, would be able to hire non-affiliated and/or affiliated subadvisors to manage all or a portion of each fund's assets without obtaining shareholder approval. The Advisor would also have the discretion to terminate any subadvisor and allocate and reallocate each fund's assets among any other subadvisors (including terminating a non-affiliated subadvisor and replacing them with an affiliated subadvisor). The Advisor, subject to the approval of the Board, would also be able to materially amend an existing subadvisory agreement with any such subadvisor without shareholder approval. There can be no assurance that such relief will be granted by the SEC. Each fund and the Advisor will be subject to any new conditions imposed by the SEC. Money Market Portfolio would not be able to rely on such relief with respect to the hiring and replacement of affiliated subadvisors until shareholders have approved the operation of the fund in the manner described in this paragraph.



MANAGEMENT


A group of investment professionals is responsible for the day-to-day management of each fund. These investment professionals have a broad range of experience managing money market funds.


                                       21
PROSPECTUS August 1, 2011                                         Fund Details

INVESTING IN THE FUNDS

BUYING AND SELLING SHARES

The following pages describe the main policies associated with buying and selling shares of each fund. There is also information on dividends and taxes and other matters that may affect you as the shareholder.


Because each fund is available only through a financial advisor, such as a broker or financial institution, you should contact a representative of your financial advisor for instructions on how to buy or sell fund shares.


MINIMUM INITIAL INVESTMENT

The minimum initial investment is $1,000 and the minimum investment with an automatic investment plan is $50. The minimum additional investment is $100. However, your financial advisor may set its own minimum investment.



FINANCIAL INTERMEDIARY SUPPORT PAYMENTS


The Advisor, DWS Investments Distributors, Inc. (the "Distributor") and/or their affiliates may pay additional compensation, out of their own assets and not as an additional charge to each fund, to selected affiliated and unaffiliated brokers, dealers, participating insurance companies or other financial intermediaries ("financial advisors") in connection with the sale and/or distribution of fund shares or the retention and/or servicing of fund investors and fund shares ("revenue sharing"). Such revenue sharing payments are in addition to any distribution or service fees payable under any Rule 12b-1 or service plan of each fund, any record keeping/sub-transfer agency/networking fees payable by each fund (generally through the Distributor or an affiliate) and/or the Distributor to certain financial advisors for performing such services and any sales charge, commissions, non-cash compensation arrangements expressly permitted under applicable rules of the Financial Industry Regulatory Authority or other concessions described in the fee table or elsewhere in this prospectus or the Statement of Additional Information as payable to all financial advisors. For example, the Advisor, the Distributor and/or their affiliates may compensate financial advisors for providing a fund with "shelf space" or access to a third party platform or fund offering list or other marketing programs, including, without limitation, inclusion of the fund on preferred or recommended sales lists, mutual fund "supermarket" platforms and other formal sales programs; granting the Distributor access to the financial advisor's sales force; granting the Distributor access to the financial advisor's conferences and meetings; assistance in training and educating the financial advisor's personnel; and obtaining other forms of marketing support.


The level of revenue sharing payments made to financial advisors may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of each fund attributable to the financial advisor, the particular fund or fund type or other measures as agreed to by the Advisor, the Distributor and/or their affiliates and the financial advisors or any combination thereof. The amount of these revenue sharing payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors based on, for example, the nature of the services provided by the financial advisor.


The Advisor, the Distributor and/or their affiliates currently make revenue sharing payments from their own assets in connection with the sale and/or distribution of DWS fund shares or the retention and/or servicing of investors and DWS fund shares to financial advisors in amounts that generally range from 0.01% up to 0.26% of assets of each fund serviced and maintained by the financial advisor, 0.05% to 0.25% of sales of each fund attributable to the financial advisor, a flat fee of $4,000 up to $125,000, or any combination thereof. These amounts are subject to change at the discretion of the Advisor, the Distributor and/or their affiliates. Receipt of, or the prospect of receiving, this additional compensation may influence your financial advisor's recommendation of each fund or of any particular share class of each fund. You should review your financial advisor's compensation disclosure and/or talk to your financial advisor to obtain more information on how this compensation may have influenced your financial advisor's recommendation of each fund. Additional information regarding these revenue sharing payments is included in each fund's Statement of Additional Information, which is available to you on request at no charge (see the back cover of this prospectus for more information on how to request a copy of the Statement of Additional Information).



                                       22
PROSPECTUS August 1, 2011                               Investing in the Funds

The Advisor, the Distributor and/or their affiliates may also make such revenue sharing payments to financial advisors under the terms discussed above in connection with the distribution of both DWS funds and non-DWS funds by financial advisors to retirement plans that obtain record keeping services from ADP, Inc. or ExpertPlan Inc. on the DWS Investments branded retirement plan platform (the "Platform") with the level of revenue sharing payments being based upon sales of both the DWS funds and the non-DWS funds by the financial advisor on the Platform or current assets of both the DWS funds and the non-DWS funds serviced and maintained by the financial advisor on the Platform.


It is likely that broker-dealers that execute portfolio transactions for each fund will include firms that also sell shares of the DWS funds to their customers. However, the Advisor will not consider sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the DWS funds. Accordingly, the Advisor has implemented policies and procedures reasonably designed to prevent its traders from considering sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for each fund. In addition, the Advisor, the Distributor and/or their affiliates will not use fund brokerage to pay for their obligation to provide additional compensation to financial advisors as described above.


RULE 12B-1 PLAN

Service Shares of Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio have each adopted a plan under Rule 12b-1 that authorizes the payment of an annual distribution services fee, payable monthly, of 0.60% of each fund's average daily net assets attributable to such shares. Treasury Portfolio's Premier Money Market Shares have adopted a plan under Rule 12b-1 that authorizes the payment of an annual distribution services fee, payable monthly, of 0.25% of the fund's average daily net assets attributable to the shares. Because 12b-1 fees are paid out of a fund's assets attributable to a particular share class on an ongoing basis, they will, over time, increase the cost of an investment in that share class and may cost more than paying other types of sales charges.



POLICIES YOU SHOULD KNOW ABOUT


Along with the information on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on distributions and taxes, applies to all investors, including those investing through a financial advisor.


If you are investing through a financial advisor or through a retirement plan, check the materials you received from them about how to buy and sell shares because particular financial advisors or other intermediaries may adopt policies, procedures or limitations that are separate from those described in this prospectus. Please note that a financial advisor may charge fees separate from those charged by a fund and may be compensated by a fund.


Keep in mind that the information in this prospectus applies only to the shares offered herein. Other share classes are described in separate prospectuses and have different fees, requirements and services.



POLICIES ABOUT TRANSACTIONS


To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. Some or all of this information will be used to verify the identity of all persons opening an account.


We might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help us verify your identity and, in some cases, more information and/or documents may be required to conduct the verification. The information and documents will be used solely to verify your identity.


We will attempt to collect any missing required and requested information by contacting you or your financial advisor. If we are unable to obtain this information within the time frames established by each fund, then we may reject your application and order.


Each fund will not invest your purchase until all required and requested identification information has been provided and your application has been submitted in "good order." After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the share price next calculated.


If we are unable to verify your identity within time frames established by each fund, after a reasonable effort to do so, you will receive written notification.


With certain limited exceptions, only US residents may invest in each fund.


Because orders placed through a financial advisor must be forwarded to the transfer agent before they can be processed, you'll need to allow extra time. Your financial advisor should be able to tell you approximately when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.


TRANSACTION PROCESSING. Orders for the purchase of shares by wire transfer will normally be effective at the share price next computed after receipt of the wire transfer of the amount to be invested. If a wire transfer purchase order is received in good order before 4:00 p.m. Eastern time (3:00 p.m. Eastern time for Tax-Exempt Portfolio), it will normally receive the dividend for that day.



                                       23
PROSPECTUS August 1, 2011                               Investing in the Funds

Shareholders known to the fund may notify the transfer agent in advance of their wire transfer purchase by calling the transfer agent prior to the 4:00 p.m. Eastern time (3:00 p.m. Eastern time for Tax-Exempt Portfolio) cut-off time and providing the amount of the order. The investor will receive a confirmation number for the trade. If the fund receives the wire transfer before the close of the Federal Funds wire system, the trade will be entitled to that day's dividend. If the fund does not receive the wire transfer by the close of the Federal Funds wire system, the trade may not receive the dividend for that day and, depending upon the circumstances, the trade may receive the dividend for the following business day or may be canceled or rejected and, in any case, the investor may be charged for any losses or fees that result, which may be paid by deductions from their account or otherwise. The fund's Distributor may refuse to allow any investor to trade with the fund in this manner and may require that the wire transfer of purchase proceeds be received before the trade is considered in good order.


Investments by check will be effective on the business day following receipt and will earn dividends the following business day.


Please contact your financial advisor for wire instructions and purchase orders.


Orders processed through dealers or other financial services firms via Fund/SERV will be effected at the share price calculated on the trade day (normally the date the order is received). Purchases processed via Fund/SERV will begin earning dividends on the day a fund receives the payment (typically the next business day). For redemptions processed via Fund/SERV, you generally will receive dividends accrued up to, but not including, the business day that payment for your shares is made.


When selling shares, shareholders generally receive dividends up to, but not including, the business day following the day on which the shares were sold. To sell shares, you must state whether you would like to receive the proceeds by wire or check.


In order to receive proceeds by wire, contact the transfer agent before 4:00 p.m. Eastern time (3:00 p.m. Eastern time for Tax-Exempt Portfolio). After you inform the transfer agent of the amount of your redemption, you will receive a trade confirmation number. If a fund receives a sell request before 4:00 p.m. Eastern time (3:00 p.m. Eastern time for Tax-Exempt Portfolio) and the request calls for proceeds to be sent out by wire, the proceeds will normally be wired on the same day. However, the shares sold will not earn that day's dividend.


As noted below, proceeds of a redemption may be delayed. The ability to receive "same day" wire redemption proceeds can be affected by a variety of circumstances including the time that the request is made, the level of redemption requests and purchase orders and general market conditions. A request for a same day wire that is received earlier in the day will be given priority over a request received later in the day in the event that it is necessary to limit the amount of same day wire redemptions.


SUB-MINIMUM BALANCES. Each fund may close your account and send you the proceeds if your balance falls below $1,000; we will give you 60 days' notice so you can either increase your balance or close your account (this policy doesn't apply to most retirement accounts or if you have an automatic investment plan).


CHECKWRITING enables you to sell shares of the fund by writing a check. Your investment keeps earning dividends until your check clears. Please note that we will not accept checks for less than $250. Please note that you should not write checks for more than $5,000,000. Note as well that we can't honor any check larger than your balance at the time the check is presented to us. It is not a good idea to close out an account using a check because the account balance could change between the time you write the check and the time it is processed. Please keep in mind that if you make a purchase by check and that check has not yet cleared, those funds will not be available for immediate redemption.


EACH FUND ACCEPTS AUTOMATED CLEARING HOUSE ("ACH") debit entries for accounts that have elected the checkwriting redemption privilege. Upon receipt of an ACH debit entry referencing your account number you authorize us to redeem shares in your account to pay the entry to the third party originating the debit. Your fund account statement will show all ACH debit entries in your account. IN CASE OF ERRORS OR QUESTIONS ABOUT YOUR TRANSACTIONS OR PRE-AUTHORIZED TRANSFERS please contact your financial advisor as soon as possible if you believe your statement reflects an improper charge or if you need more information about an ACH debit entry transaction. Your financial advisor must contact the Shareholder Service Agent within sixty (60) days of the fund sending you the first fund account statement on which an improper charge appears.


EACH FUND DOES NOT ISSUE SHARE CERTIFICATES. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power when exchanging or redeeming shares. You may not exchange or redeem shares in certificate form by telephone or via the Internet.


EACH FUND ACCEPTS PAYMENT FOR SHARES ONLY IN US DOLLARS by a check drawn on a US bank, a bank or Federal Funds wire transfer or an electronic bank transfer. Each fund does not accept third party checks. A third party check is a check made payable to one or more parties and offered as payment to one or more other parties (e.g., a check made payable to you that you offer as payment to someone else). Checks should normally be payable to DWS Investments and drawn by you or a financial institution on your behalf with your name or account number included with the check. If you pay for shares by check and



                                       24
PROSPECTUS August 1, 2011                               Investing in the Funds
the check fails to clear, we have the right to cancel your order, hold you liable or charge you or your account for any losses or fees each fund or its agents have incurred.

SIGNATURE GUARANTEE. When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and have your signature guaranteed. However, if you want money transferred electronically to a bank account that is already on file with us, you don't need a signature guarantee. Also, generally you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.


A signature guarantee is simply a certification of your signature - a valuable safeguard against fraud. DWS accepts Medallion Signature Guarantees, which can be obtained from an eligible guarantor. Eligible guarantor institutions include commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange or any member or participant of an approved signature guarantor program. A notarized document cannot be accepted in lieu of a signature guarantee.


SELLING SHARES OF TRUST ACCOUNTS AND BUSINESS OR ORGANIZATION ACCOUNTS may require additional documentation. Please call DWS Investments (see phone numbers on the back cover) or contact your financial advisor for more information.


MONEY FROM SHARES YOU SELL is sent out within one business day of the business day that your redemption order is effective except as discussed below, although for Tax-Exempt Portfolio it could be delayed for up to seven days. It could be longer when you are selling shares you bought recently by check or ACH (the funds will be placed under a 10 calendar day hold to ensure good funds) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes (e.g., redemption proceeds by wire) may also be delayed or unavailable when you are selling shares recently purchased or in the event of the closing of the Federal Reserve wire payment system. Each fund reserves the right to suspend or postpone redemptions as permitted pursuant to Section 22(e) of the 1940 Act. Generally, those circumstances are when 1) the New York Stock Exchange is closed other than customary weekend or holiday closings; 2) the SEC determines that trading on the New York Stock Exchange is restricted; 3) the SEC determines that an emergency exists which makes the disposal of securities owned by a fund or the fair determination of the value of a fund's net assets not reasonably practicable; or 4) the SEC, by order or rule, permits the suspension of the right of redemption. Redemption payments by wire may also be delayed in the event of a non-routine closure of the Federal Reserve wire payment system. For additional rights reserved by each fund, please see "Other rights we reserve."


IF YOUR SHARES ARE REGISTERED DIRECTLY with a fund's transfer agent, you can sell them by sending a written request (with a signature guarantee) to:

DWS Investments Service Company
Attention: Transaction Processing
P.O. Box 219151
Kansas City, MO 64121

SHORT-TERM TRADING. Since money market funds hold short-term instruments and are intended to provide liquidity to shareholders, the Advisor does not monitor or limit short-term or excessive trading activity in each fund and, accordingly, the Board of each fund has not approved any policies and procedures designed to limit this activity. However, each fund reserves the right to and may reject or cancel a purchase or exchange order into a fund for any reason, including if, in the opinion of the Advisor, there appears to be a pattern of short-term or excessive trading by an investor in another DWS fund.



HOW EACH FUND CALCULATES SHARE PRICE


To calculate net asset value, or NAV, each share class uses the following equation:



        TOTAL          TOTAL                  TOTAL NUMBER OF
               -                       /                        =    NAV
  (                               )
       ASSETS       LIABILITIES             SHARES OUTSTANDING

The price at which you buy and sell shares is based on the NAV per share next calculated after the order is received and accepted by the transfer agent.


IN VALUING SECURITIES, we typically use amortized cost (the method used by most money market funds) to account for any premiums or discounts above or below the face value of any securities a fund buys, and round the per share NAV to the nearest whole cent.


EACH FUND IS OPEN FOR BUSINESS each day the New York Stock Exchange (the "Exchange") is open. Normally, each fund calculates its share price once every business day as of the close of regular trading on the Exchange (typically 4:00 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). In the event of scheduled partial day trading or unscheduled suspensions of trading on the Exchange, the calculation of share price shall be as of the close of trading on the Exchange. In such instances, the latest time for receipt of wire purchase transactions entitled to receive same day dividend treatment and for receipt of redemption orders for same day wire transfer of proceeds will be the earlier of (a) 4:00 p.m. Eastern time (3:00 p.m. Eastern time for Tax-Exempt Portfolio) or (b) the early closing time of the Exchange. Each fund seeks to maintain a stable $1.00 share price.


Each fund may, but is not required to, accept certain types of purchase and redemption orders (not including exchanges) on days that the Exchange is closed, or beyond an Exchange early closing time (referred to as a "Limited Trading Period") if: (a) the Federal Reserve system is open,



                                       25
PROSPECTUS August 1, 2011                               Investing in the Funds

(b) the primary trading markets for a fund's portfolio instruments are open and
(c) the Advisor believes there will be adequate liquidity in the short-term markets. During any such Limited Trading Period, a fund will only accept purchase orders by wire with advance telephone notification and telephone redemption orders with proceeds to be sent by wire, ACH or check and will not accept orders by any other means. (Automated Telephone Line orders are not permitted.) If redemption proceeds are requested by ACH or check, the transmission of the ACH payment or the mailing of the check, as the case may be, will be delayed by at least one business day in comparison to normal trading periods. Orders submitted by other means will be processed on the next day that the Exchange is open. The calculation of share price will be as set forth in the prospectus for normal trading days. Orders must be submitted by the cut-off times for receipt of wire purchases entitled to that day's dividend and for receipt of telephone redemption orders for same day wire transfer, which will be the earlier of: (a) the times set forth in the prospectus for normal trading days or (b) such earlier times that a fund determines based on the criteria described above. If redemption proceeds are requested by ACH or check, orders must be received prior to the calculation of share price. Please call (877) 237-1131 or visit our Web site at www.dws-investments.com for additional information about whether a fund will be open for business on a particular day. Information concerning the intention of a fund to be open for a Limited Trading Period will be available at least one business day prior to the applicable day that the Exchange is closed or is closing early in the case of scheduled closings and as soon as practical in the case of unscheduled closings.


OTHER RIGHTS WE RESERVE


You should be aware that we may do any of the following:

o  withdraw or suspend the offering of shares at any time

o withhold a portion of your distributions and redemption proceeds if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with the correct taxpayer ID number and certain certifications, including certification that you are not subject to backup withholding

o reject a new account application if you don't provide any required or requested identifying information, or for any other reason

o refuse, cancel, limit or rescind any purchase order, without prior notice; freeze any account (meaning you will not be able to purchase fund shares in your account); suspend account services; and/or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are deemed to be in a fund's best interests or when a fund is requested or compelled to do so by governmental authority or by applicable law


o close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your fund shares will be redeemed at the net asset value per share next calculated after we determine to close your account (less applicable redemption fee, if any); you may recognize a gain or loss on the redemption of your fund shares and you may incur a tax liability

o for Tax-Exempt Portfolio, pay you for shares you sell by "redeeming in kind," that is, by giving you securities (which typically will involve brokerage costs for you to liquidate) rather than cash; generally, the fund won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the fund's net assets, whichever is less

o change, add or withdraw various services, fees and account policies (for example, we may adjust a fund's investment minimums at any time). All orders to purchase shares of a fund are subject to acceptance and are not binding until confirmed or accepted in writing



UNDERSTANDING DISTRIBUTIONS AND TAXES


Each fund intends to distribute to its shareholders virtually all of its net earnings. Each fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (Each fund's earnings are separate from any gains or losses stemming from your own purchase and sale of shares.) Each fund may not always pay a dividend or distribution for a given period.


EACH FUND'S INCOME DIVIDENDS ARE DECLARED DAILY AND PAID MONTHLY TO SHAREHOLDERS. Each fund may take into account capital gains and losses in its daily dividend declarations. Each fund may make additional distributions for tax purposes if necessary.


Dividends or distributions declared and payable to shareholders of record in the last quarter of a given calendar year are treated for federal income tax purposes as if they were received on December 31 of that year, if such dividends or distributions are actually paid in January of the following year.


YOU CAN CHOOSE HOW TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS. You may have them all automatically reinvested in fund shares (at NAV), all deposited directly to your bank account or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested.



Distributions are treated the same for federal income tax purposes whether you receive them in cash or reinvest them in additional shares. For federal income tax purposes, an exchange is treated the same as a sale.



                                       26
PROSPECTUS August 1, 2011                               Investing in the Funds

Because each fund seeks to maintain a stable share price, you are unlikely to have capital gains or losses when you sell fund shares.


For federal income tax purposes, distributions of net investment income (other than "tax-exempt dividends" for the Tax-Exempt Portfolio) are taxable as ordinary income. Each fund does not expect to make distributions that are eligible for taxation as long-term capital gains or as qualified dividend income.


For most shareholders, dividends from the Tax-Exempt Portfolio are generally exempt from federal income tax, and a portion of the dividends from the Government & Agency Securities Portfolio and Treasury Portfolio are generally exempt from state and local income taxes. However, there are a few exceptions:

o A portion of a fund's dividends may be taxable if it came from investments in taxable securities, tax-exempt market discount bonds, or as the result of short or long-term capital gains.

o With respect to the Tax-Exempt Portfolio, because the fund can invest up to 20% of its net assets in securities whose income is subject to the federal alternative minimum tax (AMT), you may owe taxes on a portion of your dividends if you are among those investors who must pay AMT. In addition, if you receive social security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in the Tax-Exempt Portfolio may have on the federal taxation of your benefits.



YOUR FUND WILL SEND YOU DETAILED FEDERAL INCOME TAX INFORMATION EARLY EACH YEAR. These statements tell you the amount and the federal income tax classification of any dividends or distributions you received.


If a fund's distributions exceed its current and accumulated earnings and profits, the excess will be treated for federal income tax purposes as a return of capital to the extent of your basis in your shares and thereafter as a capital gain. A return of capital distribution reduces the basis of your shares. As a result, even though a fund seeks to maintain a stable share price, you may recognize a capital gain when you sell your shares if you have received a return of capital distribution.


The above discussion summarizes certain federal income tax consequences for shareholders who are US persons. If you are a non-US person, please consult your own tax advisor with respect to the US tax consequences to you of an investment in a fund. For more information, see "Taxes" in the Statement of Additional Information.


                                       27
PROSPECTUS August 1, 2011                               Investing in the Funds

FINANCIAL HIGHLIGHTS

The financial highlights are designed to help you understand recent financial performance. The figures in the first part of the tables are for a single share. The total return figures represent the percentage that an investor in a fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with each fund's financial statements, is included in each fund's annual report (see "Shareholder reports" on the back cover).


MONEY MARKET PORTFOLIO - SERVICE SHARES



YEARS ENDED APRIL 30,                                  2011          2010         2009        2008         2007
------------------------------------------------  -------------  ------------  ----------  ----------  -----------
SELECTED PER SHARE DATA
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $   1.00       $ 1.00       $ 1.00      $ 1.00      $  1.00
------------------------------------------------    --------       ------       ------      ------      -------
Income (loss) from investment operations:
  Net investment income                                 .000*         .000*        .012        .038         .043
------------------------------------------------    --------       -------      -------     -------     --------
  Net realized and unrealized gain (loss)               .000*         .000*        .000*       .000*        .000*
------------------------------------------------    --------       -------      -------     -------     --------
  TOTAL FROM INVESTMENT OPERATIONS                      .000*         .000*        .012        .038         .043
------------------------------------------------    --------       -------      -------     -------     --------
Less distributions from:
  Net investment income                               ( .000)*      ( .000)*     ( .012)     ( .038)     (  .043)
------------------------------------------------    --------       -------      -------     -------     --------
  Net realized gains                                       -        ( .000)*          -           -            -
------------------------------------------------    --------       -------      -------     -------     --------
  TOTAL DISTRIBUTIONS                                 ( .000)*      ( .000)*     ( .012)     ( .038)     (  .043)
------------------------------------------------    --------       -------      -------     -------     --------
NET ASSET VALUE, END OF PERIOD                      $  1.00        $ 1.00       $ 1.00      $ 1.00      $  1.00
------------------------------------------------    --------       -------      -------     -------     --------
Total Return (%)(a)                                     .01           .03         1.21        3.91         4.38
------------------------------------------------    --------       -------      -------     -------     --------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                 1,659         1,236        1,136       1,249        1,097
------------------------------------------------    --------       -------      -------     -------     --------
Ratio of expenses before expense reductions (%)        1.05          1.06         1.06        1.06         1.08
-------------------------------------------------   --------       -------      -------     -------     --------
Ratio of expenses after expense reductions (%)          .35           .44         1.00        1.02         1.00
-------------------------------------------------   --------       -------      -------     -------     --------
Ratio of net investment income (%)                      .01           .01         1.16        3.79         4.28
-------------------------------------------------   --------       -------      -------     -------     --------

(a) Total return would have been lower had certain expenses not been reduced.
*     Amount is less than $.0005.

                                       28
PROSPECTUS August 1, 2011                                 Financial Highlights

GOVERNMENT & AGENCY SECURITIES PORTFOLIO - SERVICE SHARES



YEARS ENDED APRIL 30,                                 2011          2010            2009           2008        2007
------------------------------------------------  ------------  ------------  ----------------  ----------  ----------
SELECTED PER SHARE DATA
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $  1.00       $ 1.00         $  1.00         $ 1.00      $ 1.00
------------------------------------------------    -------       ------         -------         ------      ------
Income (loss) from investment operations:
  Net investment income                                 .000*        .000*           .007           .036        .043
------------------------------------------------    --------      -------        --------        -------     -------
  Net realized and unrealized gain (loss)             ( .000)*       .000*           .000*          .000*       .000*
------------------------------------------------    --------      -------        --------        -------     -------
  TOTAL FROM INVESTMENT OPERATIONS                      .000*        .000*           .007           .036        .043
------------------------------------------------    --------      -------        --------        -------     -------
Less distributions from:
  Net investment income                               ( .000)*     ( .000)*        ( .007)        ( .036)     ( .043)
------------------------------------------------    --------      -------        --------        -------     -------
  Net realized gains                                       -       ( .000)*             -              -           -
------------------------------------------------    --------      -------        --------        -------     -------
  TOTAL DISTRIBUTIONS                                 ( .000)*     ( .000)*        ( .007)        ( .036)     ( .043)
------------------------------------------------    --------      -------        --------        -------     -------
NET ASSET VALUE, END OF PERIOD                      $  1.00       $ 1.00         $  1.00         $ 1.00      $ 1.00
------------------------------------------------    --------      -------        --------        -------     -------
Total Return (%)(a)                                     .01          .02             .73           3.66        4.36
------------------------------------------------    --------      -------        --------        -------     -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                   113          117             152            100          53
------------------------------------------------    --------      -------        --------        -------     -------
Ratio of expenses before expense reductions (%)        1.04         1.04            1.04           1.05        1.09
-------------------------------------------------   --------      -------        --------        -------     -------
Ratio of expenses after expense reductions (%)          .22          .31             .93           1.02        1.00
-------------------------------------------------   --------      -------        --------        -------     -------
Ratio of net investment income (%)                      .01          .01             .65  (b)      3.43        4.28
-------------------------------------------------   --------      -------        --------        -------     -------

(a) Total return would have been lower had certain expenses not been reduced.
(b) Due to the timing of the subscriptions and redemptions, the amount shown does not correspond to the total return during the period.
*     Amount is less than $.0005.


TAX-EXEMPT PORTFOLIO - SERVICE SHARES



YEARS ENDED APRIL 30,                                  2011          2010         2009        2008         2007
------------------------------------------------  -------------  ------------  ----------  ----------  ------------
SELECTED PER SHARE DATA
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $   1.00       $ 1.00       $ 1.00      $ 1.00       $  1.00
------------------------------------------------    --------       ------       ------      ------       -------
Income (loss) from investment operations:
  Net investment income (loss)                           000*         .000*        .008        .024          .026
------------------------------------------------    --------       -------      -------     -------      --------
  Net realized and unrealized gain (loss)                000*         .000*        .000*       .000*      ( .000)*
------------------------------------------------    --------       -------      -------     -------      --------
  TOTAL FROM INVESTMENT OPERATIONS                       000*         .000*        .008        .024          .026
------------------------------------------------    --------       -------      -------     -------      --------
Less distributions from:
  Net investment income                               ( .000)*      ( .000)*     ( .008)     ( .024)      ( .026)
------------------------------------------------    --------       -------      -------     -------      --------
  Net realized gains                                       -        ( .000)*          -           -            -
------------------------------------------------    --------       -------      -------     -------      --------
  TOTAL DISTRIBUTIONS                                 ( .000)*      ( .000)*     ( .008)     ( .024)      ( .026)
------------------------------------------------    --------       -------      -------     -------      --------
NET ASSET VALUE, END OF PERIOD                      $   1.00       $ 1.00       $ 1.00      $ 1.00       $  1.00
------------------------------------------------    --------       -------      -------     -------      --------
Total Return (%)(a)                                      .01          .01          .82        2.38          2.64
------------------------------------------------    --------       -------      -------     -------      --------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                    82            37           62          76           18
------------------------------------------------    --------       -------      -------     -------      --------
Ratio of expenses before expense reductions (%)         1.04         1.05         1.06        1.05          1.05
-------------------------------------------------   --------       -------      -------     -------      --------
Ratio of expenses after expense reductions (%)           .34          .46          .97        1.00          1.00
-------------------------------------------------   --------       -------      -------     -------      --------
Ratio of net investment income (%)                       .01          .01          .81        2.32          2.61
-------------------------------------------------   --------       -------      -------     -------      --------

(a) Total return would have been lower had certain expenses not been reduced.
*     Amount is less than $.0005.

                                       29
PROSPECTUS August 1, 2011                                 Financial Highlights

TREASURY PORTFOLIO - PREMIER MONEY MARKET SHARES



YEARS ENDED MARCH 31,                                  2011            2010
------------------------------------------------ --------------- ----------------
SELECTED PER SHARE DATA
----------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $   1.00        $   1.00
------------------------------------------------    --------        --------
Income (loss) from investment operations:
  Net investment income                                 .000*            .000*
------------------------------------------------    --------        ---------
  Net realized and unrealized gain (loss)               .000*            .000*
------------------------------------------------    --------        ---------
  TOTAL FROM INVESTMENT OPERATIONS                      .000*            .000*
------------------------------------------------    --------        ---------
Less distributions from:
  Net investment income                               ( .000)*         ( .000)*
------------------------------------------------    --------        ---------
  Net realized gains                                  ( .000)*         ( .000)*
------------------------------------------------    --------        ---------
  TOTAL DISTRIBUTIONS                                 ( .000)*         ( .000)*
------------------------------------------------    --------        ---------
NET ASSET VALUE, END OF PERIOD                      $  1.00         $   1.00
------------------------------------------------    --------        ---------
Total Return (%)                                        .01  (a)         .03  (a)
------------------------------------------------    --------        ---------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------
Net assets, end of period ($ millions)                    92               95
------------------------------------------------    --------        ---------
Ratio of expenses before expense reductions (%)         .90              .92
------------------------------------------------    --------        ---------
Ratio of expenses after expense reductions (%)          .20              .24
------------------------------------------------    --------        ---------
Ratio of net investment income (%)                      .01              .01
------------------------------------------------    --------        ---------



YEARS ENDED MARCH 31,                                  2009             2008             2007
------------------------------------------------ ---------------- ---------------- ----------------
SELECTED PER SHARE DATA
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $   1.00         $   1.00         $   1.00
-------------------------------------------------   --------         --------         --------
Income (loss) from investment operations:
  Net investment income                                  .006             .034             .042
-------------------------------------------------   ---------        ---------        ---------
  Net realized and unrealized gain (loss)                .000*            .000*            .000*
-------------------------------------------------   ---------        ---------        ---------
  TOTAL FROM INVESTMENT OPERATIONS                       .006             .034             .042
-------------------------------------------------   ---------        ---------        ---------
Less distributions from:
  Net investment income                                ( .006)          ( .034)          ( .042)
-------------------------------------------------   ---------        ---------        ---------
  Net realized gains                                   ( .000)*              -                -
-------------------------------------------------   ---------        ---------        ---------
  TOTAL DISTRIBUTIONS                                  ( .006)          ( .034)          ( .042)
-------------------------------------------------   ---------        ---------        ---------
NET ASSET VALUE, END OF PERIOD                      $   1.00         $   1.00         $   1.00
-------------------------------------------------   ---------        ---------        ---------
Total Return (%)                                         .61  (a)        3.41             4.26  (a)
-------------------------------------------------   ---------        ---------        ---------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                    168               98               55
-------------------------------------------------   ---------        ---------        ---------
Ratio of expenses before expense reductions (%)          .93              .92             1.19
-------------------------------------------------   ---------        ---------        ---------
Ratio of expenses after expense reductions (%)           .64              .92              .98
-------------------------------------------------   ---------        ---------        ---------
Ratio of net investment income (%)                       .39  (b)        3.21  (b)        4.15
-------------------------------------------------   ---------        ---------        ---------

(a) Total return would have been lower had certain expenses not been reduced.
(b) Due to the timing of the subscriptions and redemptions, the amount shown does not correspond to the total return during the period.
*     Amount is less than $.0005.

                                       30
PROSPECTUS August 1, 2011                                 Financial Highlights

APPENDIX

HYPOTHETICAL EXPENSE SUMMARY

Using the annual fund operating expense ratios presented in the fee tables in the fund prospectus, the Hypothetical Expense Summary shows the estimated fees and expenses, in actual dollars, that would be charged on a hypothetical investment of $10,000 in the fund held for the next 10 years and the impact of such fees and expenses on fund returns for each year and cumulatively, assuming a 5% return for each year. The historical rate of return for the fund may be higher or lower than 5% and, for money market funds, is typically less than 5%. The tables also assume that all dividends and distributions are reinvested and that, where applicable, Class B shares convert to Class A shares after six years. The annual fund expense ratios shown are net of any contractual fee waivers or expense reimbursements, if any, for the period of the contractual commitment. The tables reflect the maximum initial sales charge, if any, but do not reflect any contingent deferred sales charge or redemption fees, if any, which may be payable upon redemption. If contingent deferred sales charges or redemption fees were shown, the "Hypothetical Year-End Balance After Fees and Expenses" amounts shown would be lower and the "Annual Fees and Expenses" amounts shown would be higher. Also, please note that if you are investing through a third party provider, that provider may have fees and expenses separate from those of the fund that are not reflected here. Mutual fund fees and expenses fluctuate over time and actual expenses may be higher or lower than those shown.


The Hypothetical Expense Summary should not be used or construed as an offer to sell, a solicitation of an offer to buy or a recommendation or endorsement of any specific mutual fund. You should carefully review the fund's prospectus to consider the investment objectives, risks, expenses and charges of the fund prior to investing.


MONEY MARKET PORTFOLIO - SERVICE SHARES



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
            FEES AND      EXPENSE      FEES AND         FEES AND          AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.05%         3.95%       $ 10,395.00    $   107.07
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         1.05%         8.06%       $ 10,805.60    $   111.30
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         1.05%        12.32%       $ 11,232.42    $   115.70
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         1.05%        16.76%       $ 11,676.10    $   120.27
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         1.05%        21.37%       $ 12,137.31    $   125.02
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         1.05%        26.17%       $ 12,616.73    $   129.96
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         1.05%        31.15%       $ 13,115.10    $   135.09
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         1.05%        36.33%       $ 13,633.14    $   140.43
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         1.05%        41.72%       $ 14,171.65    $   145.98
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         1.05%        47.31%       $ 14,731.43    $   151.74
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,282.56
---                                                                  ----------

                                       31
PROSPECTUS August 1, 2011                                             Appendix

GOVERNMENT & AGENCY SECURITIES PORTFOLIO - SERVICE SHARES



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER      ANNUAL
            FEES AND      EXPENSE      FEES AND         FEES AND       FEES AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.04%         3.96%       $ 10,396.00    $   106.06
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         1.04%         8.08%       $ 10,807.68    $   110.26
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         1.04%        12.36%       $ 11,235.67    $   114.63
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         1.04%        16.81%       $ 11,680.60    $   119.16
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         1.04%        21.43%       $ 12,143.15    $   123.88
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         1.04%        26.24%       $ 12,624.02    $   128.79
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         1.04%        31.24%       $ 13,123.93    $   133.89
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         1.04%        36.44%       $ 13,643.64    $   139.19
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         1.04%        41.84%       $ 14,183.93    $   144.70
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         1.04%        47.46%       $ 14,745.61    $   150.43
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,270.99
---                                                                  ----------

TAX-EXEMPT PORTFOLIO - SERVICE SHARES



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
            FEES AND      EXPENSE      FEES AND         FEES AND          AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.04%         3.96%       $ 10,396.00    $   106.06
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         1.04%         8.08%       $ 10,807.68    $   110.26
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         1.04%        12.36%       $ 11,235.67    $   114.63
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         1.04%        16.81%       $ 11,680.60    $   119.16
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         1.04%        21.43%       $ 12,143.15    $   123.88
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         1.04%        26.24%       $ 12,624.02    $   128.79
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         1.04%        31.24%       $ 13,123.93    $   133.89
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         1.04%        36.44%       $ 13,643.64    $   139.19
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         1.04%        41.84%       $ 14,183.93    $   144.70
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         1.04%        47.46%       $ 14,745.61    $   150.43
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,270.99
---                                                                  ----------

                                       32
PROSPECTUS August 1, 2011                                             Appendix

TREASURY PORTFOLIO - PREMIER MONEY MARKET SHARES



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER      ANNUAL
            FEES AND      EXPENSE      FEES AND         FEES AND       FEES AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         0.90%         4.10%       $ 10,410.00    $    91.85
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         0.90%         8.37%       $ 10,836.81    $    95.61
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         0.90%        12.81%       $ 11,281.12    $    99.53
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         0.90%        17.44%       $ 11,743.65    $   103.61
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         0.90%        22.25%       $ 12,225.13    $   107.86
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         0.90%        27.26%       $ 12,726.37    $   112.28
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         0.90%        32.48%       $ 13,248.15    $   116.89
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         0.90%        37.91%       $ 13,791.32    $   121.68
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         0.90%        43.57%       $ 14,356.76    $   126.67
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         0.90%        49.45%       $ 14,945.39    $   131.86
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,107.84
---                                                                  ----------


                                       33
PROSPECTUS August 1, 2011                                             Appendix

TO GET MORE INFORMATION

SHAREHOLDER REPORTS. Additional information about a fund's investments is available in a fund's annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected fund performance during its last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI). This tells you more about a fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).


For a free copy of any of these documents or to request other information about a fund, contact DWS Investments at the phone number or address listed below. SAIs and shareholder reports are also available through the DWS Investments Web site at www.dws-investments.com. These documents and other information about each fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a duplicating fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below.


You can also review and copy these documents and other information about each fund, including each fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (202) 551-8090.


In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial advisor or call the number provided.


CONTACT INFORMATION

DWS INVESTMENTS   PO Box 219151
                  Kansas City, MO
                  64121-9151
                  www.dws-investments.com
                  (800) 730-1313
SEC               Public Reference Section
                  Washington, D.C. 20549-1520
                  WWW.SEC.GOV
DISTRIBUTOR       DWS Investments Distributors, Inc.
                  222 South Riverside Plaza
                  Chicago, IL 60606-5808
                  (800) 621-1148
SEC FILE NUMBER   Cash Account Trust
                  Money Market Portfolio
                  811-05970
                  Cash Account Trust
                  Government & Agency Securities Port-
                  folio
                  811-05970
                  Cash Account Trust
                  Tax-Exempt Portfolio
                  811-05970
                  Investors Cash Trust
                  Treasury Portfolio
                  811-06103


(08/01/11) CATS-1